Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000031720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Eagle Overseas Variable Fund
Without Sales Load [Member] | C000031720
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%	3.66%	4.43%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.73%	5.20%